Acquisitions of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Acquisitions of Subsidiaries [Abstract]
Schedule of Assets Acquired and Liabilities Recognized at the Date of Acquisition

Assets acquired and liabilities recognized at the date of acquisition

US$
Interests in joint ventures	24,726
Property, plant and equipment	135,592
Cash and bank balances	3,860
Accounts receivable	527
Prepayments, deposits and other receivables	20,365
Amount due from a non-controlling shareholder	637
Account payable	(311)
Accruals and other payables	(2,269)
Bank borrowings	(50,849)
Amount due to a non-controlling shareholder	(53,464)
Amount due to AMTD Group	(81,968)

(3,154)

Assets acquired and liabilities recognized at the date of acquisition

US$
Cash and bank balances	27
Accounts receivable	674
Prepayments, other receivables and deposits	301
Property, plant and equipment	333
Intangible assets	25,392
Accounts payables	(402)
Other payables and accruals	(2,068)
Bank borrowings	(37)
Deferred tax liabilities	(2,920)

Net assets acquired	21,300
Assets acquired and liabilities recognized at the date of acquisition
US$
Property, plant and equipment	189,826
Accounts receivable	920
Prepayments, deposits and other receivables	622
Cash and cash equivalents	4,273
Accounts payables	(116)
Other payables and accruals	(467)
Provisions	(1,406)
Contract liabilities	(471)
Amount due to shareholders	(47,157)
Tax liabilities	(214)
Bank borrowings	(159,722)
Non-controlling interests	6,817
Net assets acquired	(7,095)
Interests in joint venture eliminated	(7,095)

Schedule of Reserve Arising on Acquisition

Reserve arising on acquisition:

US$
Consideration transferred	268,000
Plus: non-controlling interests of AMTD Digital	(1,019)
Plus: non-controlling interests of AMTD Assets	(336)
Plus: non-controlling interests of AMTD Assets’ subsidiaries	5,355
Less: recognized amounts of net liabilities acquired	3,154

275,154

Schedule of Net cash inflow on acquisition
US$
Cash consideration paid	—
Add: cash and cash equivalent balances acquired	3,860

3,860
Cash and cash equivalent balances acquired	4,273

Schedule of Consideration Transferred
US$
Cash	2,540
Ordinary shares of the Company	5,607
Ordinary shares of AMTD Digital	5,607
Other consideration payable	3,077

16,831

Schedule of Gain Arising on Acquisition	Gain arising on acquisition:
US$
Recognized amounts of net payable assets acquired	21,300
Less: consideration paid/payable	(16,831)

4,469

Schedule of Net Cash Outflow on Acquisition	Net cash outflow on acquisition of The Art Newspaper SA
US$
Cash consideration paid	(2,540)
Less: cash and cash equivalents balances acquired	27
(2,513)